SEGMENT AND GEOGRAPHIC INFORMATION (Geographical Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 179,440,410	$ 186,379,708	$ 160,008,435
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	173,539,400	176,466,462	154,455,308
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	913,465	3,702,017	4,502,636
Europe and America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,987,545	$ 6,211,229	$ 1,050,491